Fair Value Measurements - Fair Value, Assets Measured on Recurring Basis (Detail) - USD ($)	Sep. 30, 2020	Jun. 30, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trust Account - U.S. Treasury Securities Money Market Fund	$ 345,068,821	$ 345,036,875
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trust Account - U.S. Treasury Securities Money Market Fund	$ 345,068,821	$ 345,036,875